Issued Capital - Schedule of Warrants and Share Options (Details) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024
Number of Warrants, Outstanding, Beginning balance	$ 275,789
Number of warrants, Transfer of unexercised expired warrants to retained earnings	(358)
Share-based compensation	784	$ 738
Number of Warrants, Outstanding, Ending balance	294,892	275,789
Warrant Reserves [Member]
Number of Warrants, Outstanding, Beginning balance	3,641	4,382
Number of Warrants, Common shares issued upon exercise of warrants	(3,283)	(741)
Share-based compensation	784	738
Number of Warrants, Outstanding, Ending balance		3,641
Reserve for Share Options
Number of Warrants, Outstanding, Beginning balance	2,675	1,937
Common shares issued upon exercise of options	(100)
Share-based compensation	784	738
Number of Warrants, Outstanding, Ending balance	3,359	2,675
Reserves
Number of Warrants, Outstanding, Beginning balance	6,316	6,319
Number of Warrants, Common shares issued upon exercise of warrants	(3,283)	(741)
Number of warrants, Transfer of unexercised expired warrants to retained earnings	(358)
Common shares issued upon exercise of options	(100)
Share-based compensation	784	738
Number of Warrants, Outstanding, Ending balance	$ 3,359	$ 6,316